Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment based on Total Shareholder Return (TSR) (4)	Net Income (Loss)
(a)	(b)($)	(c)($)	(d)($)	(e)($)	(f)($)	(g)($ in 000's)
2025	2,736,874	2,842,870	1,165,300	1,064,902	18	168,024
2024	4,802,309	2,364,913	1,345,143	860,228	17	28,507
2023	5,897,924	1,734,065	1,863,540	744,699	42	(237,892)

(1)	Represents total compensation paid to the principal executive officer, or PEO, Mr. Dennis Lanfear, as reflected in the Summary Compensation Table.

(2)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our PEO during each year:

	2025	2024	2023
	($)	($)	($)
Summary Compensation Table (SCT) Total Compensation	2,736,874	4,802,309	5,897,924
Deduct for amounts reported under the "Stock Awards" and "Option Awards" in the SCT	(828,130)	(2,873,088)	(4,075,681)
Fair value as of year-end of equity awards granted during the year that remain unvested	974,599	1,112,854	1,161,479
Change in fair value of prior years' equity awards that remain unvested as of year-end	76,009	(627,283)	(1,100,382)
Fair value on vesting date for awards granted and vested in the same year	—	317,940	248,745
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(62,482)	(367,819)	(398,020)
Deduct fair value as of end of prior fiscal year of awards granted in any prior year that fail to meet vesting conditions during the fiscal year	(54,000)	—	—
Compensation Actually Paid (CAP)	2,842,870	2,364,913	1,734,065

(3)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our non-PEO NEOs during each year:

	2025	2024	2023
	($)	($)	($)
Average SCT Total for Non-PEO NEOs	1,165,300	1,345,143	1,863,540
Deduct for amounts reported under the "Stock Awards" and "Option Awards" in the SCT	(330,976)	(526,406)	(963,378)
Fair value as of year-end of equity awards granted during the year that remain unvested	262,000	207,285	260,238
Change in fair value of prior years' equity awards that remain unvested as of year-end	12,082	(134,603)	(229,356)
Fair value on vesting date for awards granted and vested in the same year	—	49,899	121,694
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(19,104)	(81,090)	(122,691)
Deduct fair value as of end of prior fiscal year of awards granted in any prior year that fail to meet vesting conditions during the fiscal year	(24,400)	—	(185,348)
Average CAP to Non-PEO NEOs	1,064,902	860,228	744,699

The non-PEO NEOs included in average compensation shown in columns (d) and (e) above are as follows:

2025 and 2024	2023
Paul Reider	McDavid Stilwell
Bryan McMichael	Vladimir Vexler, Ph.D.
Paul Reider
Bryan McMichael

(4)	Total Shareholder Return, or TSR, represents the cumulative value of a hypothetical $100 investment in the Company made as of December 31, 2022, reflected as of the end of each respective year.

Named Executive Officers, Footnote
(1)	Represents total compensation paid to the principal executive officer, or PEO, Mr. Dennis Lanfear, as reflected in the Summary Compensation Table.

The non-PEO NEOs included in average compensation shown in columns (d) and (e) above are as follows:

2025 and 2024	2023
Paul Reider	McDavid Stilwell
Bryan McMichael	Vladimir Vexler, Ph.D.
Paul Reider
Bryan McMichael

PEO Total Compensation Amount	$ 2,736,874	$ 4,802,309	$ 5,897,924
PEO Actually Paid Compensation Amount	$ 2,842,870	2,364,913	1,734,065
Adjustment To PEO Compensation, Footnote

(2)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our PEO during each year:

	2025	2024	2023
	($)	($)	($)
Summary Compensation Table (SCT) Total Compensation	2,736,874	4,802,309	5,897,924
Deduct for amounts reported under the "Stock Awards" and "Option Awards" in the SCT	(828,130)	(2,873,088)	(4,075,681)
Fair value as of year-end of equity awards granted during the year that remain unvested	974,599	1,112,854	1,161,479
Change in fair value of prior years' equity awards that remain unvested as of year-end	76,009	(627,283)	(1,100,382)
Fair value on vesting date for awards granted and vested in the same year	—	317,940	248,745
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(62,482)	(367,819)	(398,020)
Deduct fair value as of end of prior fiscal year of awards granted in any prior year that fail to meet vesting conditions during the fiscal year	(54,000)	—	—
Compensation Actually Paid (CAP)	2,842,870	2,364,913	1,734,065

Non-PEO NEO Average Total Compensation Amount	$ 1,165,300	1,345,143	1,863,540
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,064,902	860,228	744,699
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our non-PEO NEOs during each year:

	2025	2024	2023
	($)	($)	($)
Average SCT Total for Non-PEO NEOs	1,165,300	1,345,143	1,863,540
Deduct for amounts reported under the "Stock Awards" and "Option Awards" in the SCT	(330,976)	(526,406)	(963,378)
Fair value as of year-end of equity awards granted during the year that remain unvested	262,000	207,285	260,238
Change in fair value of prior years' equity awards that remain unvested as of year-end	12,082	(134,603)	(229,356)
Fair value on vesting date for awards granted and vested in the same year	—	49,899	121,694
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(19,104)	(81,090)	(122,691)
Deduct fair value as of end of prior fiscal year of awards granted in any prior year that fail to meet vesting conditions during the fiscal year	(24,400)	—	(185,348)
Average CAP to Non-PEO NEOs	1,064,902	860,228	744,699

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 18	17	42
Net Income (Loss)	$ 168,024,000	28,507,000	(237,892,000)
PEO Name	Mr. Dennis Lanfear
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (828,130)	(2,873,088)	(4,075,681)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	974,599	1,112,854	1,161,479
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,009	(627,283)	(1,100,382)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		317,940	248,745
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,482)	(367,819)	(398,020)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,976)	(526,406)	(963,378)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,000	207,285	260,238
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,082	(134,603)	(229,356)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		49,899	121,694
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,104)	$ (81,090)	(122,691)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,400)		$ (185,348)